Supplemental Items - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 15.6	$ 15.9
General and administrative expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 26.9	$ 24.7